8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Details) - Warrants - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	429,400	138,900	28,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.82	$ 2.50	$ 5.00
Share based compensation arrangement by share-based payment award, Options amended		0	0
Share based compensation arrangement by share-based payment award, Options amended, exercise price	(2.50)	$ 0	$ 0
Share based compensation arrangement by share-based payment award, Options		0	0
Share based compensation arrangement by share-based payment award, Options, exercise price	$ 1.00	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,575,565	290,500	138,900
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00	$ 1.50	$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0	(28,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,004,965	429,400	138,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.07	$ 1.82	$ 2.50